COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2026
COMMITMENTS
Schedule of commitments outstanding

Commitments not provided for in the financial statements are as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB’000	RMB’000
Contracted for purchase of inventories (Note (i))	39,795	30,721
Contracted for purchase of services (Note (ii))	216,807	216,807
Contracted for capital investments (Note (iii))	20,520	9,000
	277,122	256,528

As of June 30, 2026, the Group had entered into the following commitment agreements:

(i)	A vehicle purchase agreement with a Chinese manufacturer, pursuant to which the Group committed to purchase vehicles manufactured by this manufacturer with an aggregated purchase amount of RMB100.3 million in 2024. As of June 30, 2026, the Group has paid RMB78.1 million under this vehicle purchase agreement. The Group is in the process of negotiating with the manufacturer to extend the term to purchase vehicles under the agreement.

Another vehicle purchase agreement with another Chinese manufacturer, specializing in the development, production and sale of buses, pursuant to which the Group committed to purchase vehicles manufactured by this manufacturer with an aggregated purchase amount of RMB32.7 million in 2024 and 2025. As of June 30, 2026, the Group has paid RMB24.3 million under this vehicle purchase agreement.

(ii)	A research and development service agreement with another Chinese manufacturer, pursuant to which the Group committed to purchase research and development services from the manufacturer with an aggregated purchase consideration of RMB216.8 million in 2024 and 2025. As of June 30, 2026, the research and development services have not started and no consideration has been paid yet.
(iii)	As of June 30, 2026, the Group had aggregated capital expenditure commitments amounting to RMB9.0 million. In January 2026, the Group injected RMB11.5 million to one investee.